Right-of-Use Assets and Operating Lease Liabilties	12 Months Ended
Dec. 31, 2023
Right-Of-Use Assets And Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES
11.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES

The carrying amounts of right-of-use assets are as below:

	2023	2022
Balance at January 1,	$4,171,409	$2,364,993
New leases	522,578	2,956,201
Termination of a lease	(19,786)	-
Depreciation expense	(2,006,421)	(1,066,662)
Exchange difference	20,428	(83,123)
Balance at December 31,	$2,688,208	$4,171,409

The total operating lease liabilities are as below:

	As of December 31,
	2023	2022
Current portion	$1,239,066	$1,774,192
Non-current portion	1,455,857	2,340,075
Operating lease liabilities	$2,694,923	$4,114,267

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2023, 2022 and 2021 was 4.23%, 3.52% and 3.49%, respectively.

During the years ended December 31, 2023, 2022 and 2021, interest expense of $114,583, $89,470 and $109,848 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $2,006,421, $1,066,662 and $2,279,722, respectively during the years ended December 31, 2023, 2022 and 2021.